Deposits (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Time Deposit Maturities, Next Twelve Months	$ 90,197,000
Time Deposit Maturities, Year Two	54,846,000
Time Deposit Maturities, Year Three	23,449,000
Time Deposit Maturities, Year Four	20,926,000
Time Deposit Maturities, Year Five	7,329,000
Time Deposits, Total	196,747,000	$ 221,832,000
Time Deposits, $250,000 or More	22,041,000	$ 42,009,000
Major Customer Deposits [Member]
Deposits of one customer relationship	$ 10,942,000